Investment Contracts - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	€ 91,624	€ 93,826
Gross premium and deposits - existing and new business	11,995	11,902
Withdrawals	(10,716)	(10,404)
Interest credited	10,702	8,797
Investment contracts liabilities released	(3,815)	(3,457)
Fund charges released	(209)	(196)
Net exchange differences	6,353	(5,816)
Transfer (to)/from other headings	(1,344)	(3,027)
Other	1	(1)
Ending balance	104,592	91,624
Without Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	59,625	59,956
Gross premium and deposits - existing and new business	11,185	11,116
Withdrawals	(10,716)	(10,404)
Interest credited	7,572	5,902
Investment contracts liabilities released
Fund charges released	(209)	(196)
Net exchange differences	4,256	(4,008)
Transfer (to)/from other headings	(473)	(2,740)
Other	1	(1)
Ending balance	71,242	59,625
With Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	31,999	33,870
Gross premium and deposits - existing and new business	810	786
Withdrawals
Interest credited	3,130	2,895
Investment contracts liabilities released	(3,815)	(3,457)
Fund charges released
Net exchange differences	2,097	(1,808)
Transfer (to)/from other headings	(871)	(287)
Other	0	0
Ending balance	€ 33,350	€ 31,999